UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08039

Third Avenue Trust
(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York, NY	10017
(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York, NY	10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: October 31, 2019

Date of reporting period: April 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

Third Avenue Value Fund

Third Avenue Small-Cap Value Fund

Third Avenue Real Estate Value Fund

SEMI-ANNUAL REPORT APRIL 30, 2019

To read the latest calendar quarter Portfolio Manager Commentary, please visit
www.thirdave.com

THIRD AVENUE FUNDS

Privacy Policy

Third Avenue Funds (the “Funds”) respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds’ affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only to authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Funds have delegated the voting of proxies relating to their voting securities to the Funds’ investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31 each year (i) without charge, upon request, by calling (800) 443- 1021, (ii) at the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov, and (iii) on the Funds’ website www.thirdave.com.

Schedule of Portfolio Holdings—Form N-PORT

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

Table of Contents

Third Avenue Value Fund	Page 2
Third Avenue Small-Cap Value Fund	Page 6
Third Avenue Real Estate Value Fund	Page 10
Statement of Assets and Liabilities	Page 15
Statement of Operations	Page 17
Statement of Changes in Net Assets	Page 19
Financial Highlights	Page 21
Notes to Financial Statements	Page 32
Schedule of Shareholder Expenses	Page 64

Third Avenue Trust
Third Avenue Value Fund
Industry Diversification
(Unaudited)

The summary of the Fund’s investments as of April 30, 2019 is as follows:

*	Amount represents less than 0.01% of net assets.

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments
at April 30, 2019 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks - 90.57%
	Asset Management - 1.54%
260,888	Brookfield Asset Management, Inc., Class A (Canada)	$12,572,193
	Automotive - 7.80%
477,254	Bayerische Motoren Werke AG (Germany)	40,713,940
350,429	Daimler AG (Germany)	23,000,834
		63,714,774
	Banks & Asset Managers - 7.26%
2,115,653	Bank of Ireland Group PLC (Ireland)	13,524,392
358,541	Comerica, Inc.	28,177,737
2,114,619	Deutsche Bank AG (Germany)	17,535,492
		59,237,621
	Building Products - 8.09%
1,801,564	Buzzi Unicem SpA (Italy)	40,167,156
162,208	Eagle Materials Inc.	14,746,329
81,902	Mohawk Industries, Inc. (a)	11,159,148
		66,072,633
	Diversified Holding Companies - 10.27%
3,678,883	CK Hutchison Holdings, Ltd. (Cayman Islands)	38,679,477
531,815	Investor AB, Class B (Sweden)	25,363,169
2,777,026	Wheelock & Co., Ltd. (Hong Kong)	19,790,242
		83,832,888
	Engineering & Construction - 4.70%
1,399,528	Boskalis Westminster (Netherlands)	38,410,300

	Forest Products & Paper - 9.37%
4,321,492	Interfor Corp. (Canada) (a)(b)	53,869,460
844,621	Weyerhaeuser Co., REIT	22,635,843
		76,505,303
	Metals & Mining - 13.15%
17,288,567	Capstone Mining Corp. (Canada) (a)	8,517,171
9,354,005	Lundin Mining Corp. (Canada)	50,201,759
1,568,200	Warrior Met Coal, Inc.	48,614,200
		107,333,130
	Non-U.S. Real Estate Operating Companies - 4.29%
4,353,170	CK Asset Holdings, Ltd. (Cayman Islands)	35,001,835

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments (continued)
at April 30, 2019 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Oil & Gas Production & Services - 10.81%
7,498,250	Borr Drilling Ltd. (Bermuda) (a)	$21,383,104
4,240,835	Petroleum Geo-Services ASA (Norway) (a)	9,413,819
752,303	Subsea 7, S.A. (Luxembourg)	9,557,595
1,635,939	Tidewater, Inc. (a)	36,808,627
1,407,993	Transocean Ltd. (Switzerland) (a)	11,066,825
		88,229,970
	Transportation Infrastructure - 6.37%
1,117,724	Hawaiian Holdings, Inc.	31,530,994
87,326,827	Hutchison Port Holdings Trust (Singapore)	20,513,858
		52,044,852
	U.S. Homebuilder - 4.44%
214,770	Lennar Corp., Class A	11,174,483
600,532	Lennar Corp., Class B	25,054,195
		36,228,678
	U.S. Real Estate Operating Companies - 2.48%
2,375,753	Five Point Holdings, LLC, Class A (a)	20,217,658
	Total Common Stocks
	(Cost $721,939,975)	739,401,835

Preferred Stocks - 0.00%*
	Consumer Products - 0.00%*
12,839,145	Home Products International, Inc., Series A, Convertible, 8.000% (a)(b)(c)(d)(e)	1
	Total Preferred Stocks
	(Cost $0)	1
	Total Investment Portfolio - 90.57%
	(Cost $721,939,975)	739,401,836
	Other Assets less Liabilities - 9.43%	77,000,127

	NET ASSETS - 100.00%	$816,401,963

Notes:
(a)	Non-income producing security.
(b)	Affiliated issuer - An affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person.
(c)	Fair-valued security.
(d)	Security subject to restrictions on resale.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments (continued)
at April 30, 2019 (Unaudited)

Shares	Issuer	Acquisition Date	Cost	Market Value Per Unit
12,839,145	Home Products International, Inc., Series A, Convertible Preferred Stock, 8.000%	3/16/07-10/2/17	$-	$0.00[1]

1) Amount less than $0.01.
At April 30, 2019, the restricted security had a total market value of $1 or less than 0.01% of net assets.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	U.S. issuer unless otherwise noted.
*	Amount less than 0.01%.
REIT: Real Estate Investment Trust.

Country Concentration

% of Net Assets
United States	30.64%
Canada	15.33
Germany	9.95
Cayman Islands	9.03
Italy	4.92
Netherlands	4.70
Sweden	3.11
Bermuda	2.62
Singapore	2.51
Hong Kong	2.42
Ireland	1.66
Switzerland	1.36
Luxembourg	1.17
Norway	1.15
Total	90.57%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Industry Diversification
(Unaudited)

The summary of the Fund’s investments as of April 30, 2019 is as follows:

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments
at April 30, 2019 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks - 98.47%
	Auto Parts and Services - 5.82%
43,600	Dorman Products, Inc. (a)	$3,822,412
135,862	Visteon Corp. (a)	8,969,609
		12,792,021
	Bank & Thrifts - 21.92%
337,575	Carter Bank & Trust (a)	6,474,689
42,331	Cullen/Frost Bankers, Inc.	4,304,639
518,301	Customers Bancorp, Inc. (a)	11,739,518
110,885	Prosperity Bancshares, Inc.	8,165,571
198,385	Southside Bancshares, Inc.	6,969,265
150,579	UMB Financial Corp.	10,519,449
		48,173,131
	Basic Materials: Chemicals - 2.48%
180,736	AdvanSix, Inc. (a)	5,463,649
	Business Services - 3.02%
108,235	Viad Corp.	6,635,888
	Conglomerates - 3.48%
1,702	Seaboard Corp.	7,651,477
	Consulting and Information Technology Services - 10.24%
110,133	FTI Consulting, Inc. (a)	9,359,102
120,872	Genpact Ltd. (Bermuda)	4,387,654
112,574	ICF International, Inc.	8,766,137
		22,512,893
	Consumer Staples - 3.40%
49,271	Sanderson Farms, Inc.	7,470,962
	Financials - 2.81%
2,927,582	Westaim Corp. (The) (Canada) (a)	6,184,263
	Forest Products & Paper - 2.60%
458,038	Interfor Corp. (Canada) (a)	5,709,662
	Home Building - 3.60%
605,957	TRI Pointe Group, Inc. (a)	7,907,739
	Industrial Equipment - 2.20%
46,706	Alamo Group, Inc.	4,840,610
	Industrial Services - 17.80%
89,000	Argan, Inc.	4,255,980

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at April 30, 2019 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Industrial Services (continued)
113,130	Comfort Systems USA, Inc.	$6,120,333
97,086	Cubic Corp.	5,512,543
82,107	EMCOR Group, Inc.	6,908,483
320,902	MYR Group, Inc. (a)	11,600,608
29,910	UniFirst Corp.	4,729,668
		39,127,615
	Metals Manufacturing - 1.83%
40,819	Kaiser Aluminum Corp.	4,016,590
	Oil & Gas Production & Services - 6.24%
356,900	Seacor Marine Holdings, Inc. (a)	4,846,702
393,824	Tidewater, Inc. (a)	8,861,040
		13,707,742
	Real Estate - 3.03%
131,308	FRP Holdings, Inc. (a)	6,656,003
	Telecommunications - 3.78%
136,210	ATN International, Inc.	8,315,620
	U.S. Real Estate Operating Companies - 4.22%
140,451	Alico, Inc.	3,901,729
632,534	Five Point Holdings, LLC, Class A (a)	5,382,864
		9,284,593
	Total Common Stocks
	(Cost $165,541,150)	216,450,458
	Total Investment Portfolio - 98.47%
	(Cost $165,541,150)	216,450,458
	Other Assets less Liabilities - 1.53%	3,359,905
	NET ASSETS - 100.00%	$219,810,363

Notes:
(a)	Non-income producing security.
†	U.S. issuer unless otherwise noted.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at April 30, 2019 (Unaudited)

Country Concentration

% of Net Assets

United States	91.06%
Canada	5.41
Bermuda	2.00
Total	98.47%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Third Avenue Real Estate Value Fund
Industry Diversification
(Unaudited)

The summary of the Fund’s investments as of April 30, 2019 is as follows:

*	Amount represents less than 0.01% of net assets.

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments
at April 30, 2019 (Unaudited)

Principal Amount($)‡		Security†	Value (Note 1)

Corporate Bonds - 0.41%
		Non-U.S. Real Estate Investment Trusts - 0.15%
1,800,000	GBP	Intu Jersey 2 Ltd., Convertible, 2.875%, due 11/1/22 (Jersey)	$1,989,255
		U.S. Homebuilder - 0.26%
3,600,000		New Home Co., Inc. (The), 7.250%, due 4/1/22	3,276,000
		Total Corporate Bonds
		(Cost $5,214,617)	5,265,255
Term Loans - 0.00%
		Non-U.S. Real Estate Operating Companies - 0.00%
37,460	EUR	Concrete Investment II, L.P. S.A.R.L., Term Loan, Tranche A2, 2.000% Cash or Payment-in-kind Interest, due 10/31/19 (Luxembourg)(a)(b)(c)(d)	—
		Total Term Loans
		(Cost $49,456)	—

Shares

Common Stocks - 95.83%
	Banks - 2.54%
238,602	PNC Financial Services Group, Inc. (The)	32,671,772
	Consulting/Management - 1.35%
434,609	Fidelity National Financial, Inc.	17,362,630
	Forest Products & Paper - 10.70%
1,892,287	Rayonier, Inc., REIT	60,155,804
2,894,045	Weyerhaeuser Co., REIT	77,560,406
		137,716,210
	Industrial Services - 2.03%
69,896	AMERCO	26,083,090
	Non-U.S. Homebuilder - 3.80%
995,688	Berkeley Group Holdings PLC (United Kingdom)	48,845,177
	Non-U.S. Real Estate Consulting/Management - 1.18%
1,284,880	Savills PLC (United Kingdom)	15,145,893
	Non-U.S. Real Estate Investment Trusts - 8.99%
927,147	Derwent London PLC (United Kingdom)	38,372,727
2,378,803	Land Securities Group PLC (United Kingdom)	28,669,212
5,484,684	Segro PLC (United Kingdom)	48,597,574
		115,639,513

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at April 30, 2019 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Non-U.S. Real Estate Operating Companies - 32.78%
1,281,789	Brookfield Asset Management, Inc., Class A (Canada)	$61,769,412
9,568,625	Capital & Counties Properties PLC (United Kingdom)	30,256,629
9,824,879	CK Asset Holdings, Ltd. (Cayman Islands)	78,997,329
9,867,115	Henderson Land Development Co., Ltd. (Hong Kong)	60,812,531
20,069,133	Sino Land Co., Ltd. (Hong Kong)	35,302,735
4,555,345	St. Modwen Properties PLC (United Kingdom)	24,447,478
1,908,975	Sun Hung Kai Properties, Ltd. (Hong Kong)	32,945,751
12,138,946	Wharf Holdings Ltd. (The) (Hong Kong)	34,886,950
8,728,345	Wheelock & Co., Ltd. (Hong Kong)	62,201,817
		421,620,632
	Retail-Building Products - 2.18%
248,367	Lowe’s Cos., Inc.	28,100,243
	U.S. Homebuilder - 7.42%
1,486,861	Lennar Corp., Class A	77,361,378
434,941	Lennar Corp., Class B	18,145,738
		95,507,116
	U.S. Real Estate Investment Trusts - 15.44%
1,112,733	Acadia Realty Trust	31,423,580
819,475	First Industrial Realty Trust, Inc.	28,902,883
1,184,720	JBG SMITH Properties	50,409,836
1,264,231	Macerich Co. (The)	50,746,232
255,112	Seritage Growth Properties, Class A	11,375,444
371,848	Vornado Realty Trust	25,709,571
		198,567,546
	U.S. Real Estate Operating Companies - 7.42%
7,285,223	Five Point Holdings, LLC, Class A (e)(f)	61,997,248
904,648	Tejon Ranch Co. (f)	15,605,178
4,556,285	Trinity Place Holdings, Inc. (e)(f)(g)	17,860,637
1	Trinity Place Holdings, Inc. Special Stock (a)(d)(e)(f)(g)	—
		95,463,063
	Total Common Stocks
	(Cost $919,089,436)	1,232,722,885

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at April 30, 2019 (Unaudited)

Security†	Value (Note 1)

Purchased Options - 0.00%*
Total Purchased Options (see below for details)
(Cost $300,000)	$294

Total Investment Portfolio - 96.24%
(Cost $924,653,509)	1,237,988,434
Other Assets less Liabilities - 3.76%	48,333,935

NET ASSETS - 100.00%	$1,286,322,369

Notes:
(a)	Fair-valued security.
(b)	Payment-in-kind security. Income may be paid as additional securities or cash at the discretion of the issuer.
(c)	Variable rate security. The rate disclosed is in effect as of April 30, 2019.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliated issuer - An affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person.
(f)	Non-income producing security.
(g)	Security subject to restrictions on resale.

Shares	Issuer	Acquisition Date	Cost	Market Value Per Unit
4,556,285	Trinity Place Holdings, Inc.	10/2/13-3/31/17	$21,123,824	$3.92
1	Trinity Place Holdings, Inc. Special Stock	11/6/13	-	0.00

At April 30, 2019, the restricted securities had a total market value of $17,860,637 or 1.39% of net assets.
‡	Denominated in U.S. Dollars unless otherwise noted.
†	U.S. issuer unless otherwise noted.
*	Amount less than 0.01%.
EUR: Euro.
GBP: British Pound.
REIT: Real Estate Investment Trust.

Country Concentration

% of Net Assets
United States	49.35%
United Kingdom	18.22
Hong Kong	17.58
Cayman Islands	6.14
Canada	4.80
Jersey	0.15
Luxembourg*	0.00
Total	96.24%

*	Amount less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at April 30, 2019 (Unaudited)

Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
U.S. Currency, Call (Cost $300,000) HKD: Hong Kong Dollar.	JPMorgan Chase Bank, N.A	300,000,000	$300,000,000	7.9925 HKD	08/07/19	$294

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Statement of Assets and Liabilities
at April 30, 2019 (Unaudited)

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund
Assets:
Investments at value (Notes 1 & 4):
Unaffiliated issuers†	$685,532,375	$216,450,458	$1,158,130,255
Affiliated issuers‡	53,869,461	—	79,857,885
Cash	77,277,355	3,178,988	36,038,322
Dividends and interest receivable	160,011	24,491	1,862,146
Foreign tax reclaims receivable	1,598,337	—	521,926
Receivable for securities sold	—	1,362,853	12,893,314
Receivable for fund shares sold	10,311	3,105	333,331
Purchased options at value*	—	—	294
Other Assets	42,894	40,059	85,991
Total assets	818,490,744	221,059,954	1,289,723,464
Liabilities:
Payable for securities purchased	—	861,627	—
Payable for fund shares redeemed	642,632	93,872	1,852,653
Payable to Adviser (Note 3)	680,484	166,028	1,173,674
Payable for shareholder servicing fees (Note 3)	63,933	9,546	107,131
Distribution fees payable (Note 5)	2,158	737	35,556
Payables to Trustees and officers	9,089	1,266	5,914
Payable for auditing and tax fees	137,176	77,527	93,696
Accrued expenses	103,119	38,988	132,471
Taxes payable	450,190	—	—
Total liabilities	2,088,781	1,249,591	3,401,095
Net assets	$816,401,963	$219,810,363	$1,286,322,369

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Statement of Assets and Liabilities (continued)
at April 30, 2019 (Unaudited)

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund
Summary of net assets:
Capital stock, $0.001 par value	$769,635,714	$153,590,957	$879,447,036
Total distributable earnings	46,766,249	66,219,406	406,875,333
Net assets applicable to capital shares outstanding	$816,401,963	$219,810,363	$1,286,322,369
Investor Class
Net assets	$10,375,966	$3,650,451	$164,936,596
Outstanding shares of beneficial interest, unlimited number of shares authorized	234,855	195,578	5,728,344
Net asset value, offering and redemption price per share±	$44.18	$18.66	$28.79
Institutional Class
Net assets	$802,735,227	$215,720,421	$1,078,506,931
Outstanding shares of beneficial interest, unlimited number of shares authorized	18,188,003	11,353,354	37,256,893
Net asset value, offering and redemption price per share±	$44.14	$19.00	$28.95
Z Class
Net assets	$3,290,770	$439,491	$42,878,842
Outstanding shares of beneficial interest, unlimited number of shares authorized	74,564	23,106	1,481,934
Net asset value, offering and redemption price per share±	$44.13	$19.02	$28.93
† Cost of unaffiliated issuers	$661,559,833	$165,541,150	$792,093,005
‡ Cost of affiliated issuers	$60,380,142	$—	$132,260,504
* Cost of purchased options	$—	$—	$300,000
± Redemption price is gross of redemption fees (Note 6)

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Statement of Operations
For the Six Months Ended April 30, 2019 (Unaudited)

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund
Investment Income:
Dividends- unaffiliated issuers*	$3,721,399	$732,005	$10,520,728
Interest - unaffiliated issuers	87,095	—	111,020
Interest - affiliated issuers (Note 4)	340,859	—	—
Other income	414	—	—
Total investment income	4,149,767	732,005	10,631,748
Expenses:
Investment advisory fees (Note 3)	3,705,000	979,321	6,012,683
Shareholder servicing fees (Note 3)	433,098	103,774	742,192
Transfer agent fees	278,770	135,904	177,948
Trustees’ and officers’ fees and expenses	140,403	36,283	220,666
Legal fees	135,138	23,987	160,084
Auditing and tax fees	74,197	43,872	52,929
Accounting fees	64,386	34,069	82,233
Registration and filing fees	44,682	24,410	39,623
Custodian fees	42,018	3,592	76,911
Insurance	38,685	10,025	63,991
Administration fees (Note 3)	34,712	34,712	34,712
Reports to shareholders	27,395	8,952	56,330
Distribution fees (Note 5)	12,822	4,293	219,388
Miscellaneous	30,612	12,851	43,740
Total expenses	5,061,918	1,456,045	7,983,430
Less: Fees waived (Note 3)	(302,944)	(199,540)	(94,170)
Expenses reduced by custodian fee expense offset arrangement (Note 3)	(13,534)	(1,063)	(10,346)
Net expenses	4,745,440	1,255,442	7,878,914
Net investment income/(loss)	(595,673)	(523,437)	2,752,834
Realized and unrealized gain/(loss) on investments, options, and foreign currency transactions:
Net realized gain on investments – unaffiliated issuers .	57,650,732	15,979,624	94,697,303
Net realized loss on investments - affiliated issuers (Note 4)	(670,355)	—	—
Net realized loss on foreign currency transactions	(139,776)	(13,486)	(21,620)
Net change in unrealized appreciation/(depreciation) on investments - unaffiliated issuers	(26,432,988)	(5,862,955)	37,643,473
Net change in unrealized appreciation/(depreciation) on investments - affiliated issuers (Note 4)	6,569,702	—	159,628
Net change in unrealized depreciation on purchased options	—	—	(69,088)

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Statement of Operations (continued)
For the Six Months Ended April 30, 2019 (Unaudited)

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund
Net change in unrealized appreciation on translation of other assets and liabilities denominated in foreign currency .	$74,622	$39,091	$20,855
Net gain on investments, options, and foreign currency transactions	37,051,937	10,142,274	132,430,551
Net increase in net assets resulting from operations .	$36,456,264	$9,618,837	$135,183,385
* Net of foreign withholding taxes of	$170,960	$—	$280,558

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Statement of Changes in Net Assets

	Value Fund		Small-Cap Value Fund
	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
Operations:
Net investment income/(loss)	$(595,673)	$16,376,704	$(523,437)	$(904,294)
Net realized gain	56,840,601	99,383,893	15,966,138	25,186,379
Net change in unrealized appreciation/(depreciation)	(19,788,664)	(216,332,688)	(5,823,864)	(27,348,605)
Net increase/(decrease) in net assets resulting from operations .	36,456,264	(100,572,091)	9,618,837	(3,066,520)
Dividends and Distributions to Shareholders:
Net investment income and net realized gains:
Investor Class	(372,996)	(1,587,321)	(360,712)	(531,795)
Institutional Class	(32,951,025)	(152,914,780)	(23,193,255)	(34,224,758)
Z Class	(124,935)	(162)	(45,478)	—
Decrease in net assets from dividends and distributions	(33,448,956)	(154,502,263)	(23,599,445)	(34,756,553)
Capital Share Transactions:
Proceeds from sale of shares	4,841,157	29,467,801	2,230,625	6,300,408
Net asset value of shares issued in reinvestment of dividends and distributions	32,253,390	148,638,049	22,848,636	33,792,639
Redemption fees	2,595	2,773	1,280	1,641
Cost of shares redeemed	(144,603,127)	(271,776,543)	(31,560,776)	(58,123,699)
Net asset value of shares issued in reorganization (Note 10)	—	125,474,722	—	—
Net increase/(decrease) in net assets resulting from capital share transactions	(107,505,985)	31,806,802	(6,480,235)	(18,029,011)
Net decrease in net assets	(104,498,677)	(223,267,552)	(20,460,843)	(55,852,084)
Net assets at beginning of period.	920,900,640	1,144,168,192	240,271,206	296,123,290
Net assets at end of period	$816,401,963	$920,900,640	$219,810,363	$240,271,206

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Statement of Changes in Net Assets (continued)

	Real Estate Value Fund
	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
Operations:
Net investment income	$2,752,834	$12,221,970
Net realized gain	94,675,683	118,992,362
Net change in unrealized appreciation/(depreciation)	37,754,868	(322,537,496)
Net increase/(decrease) in net assets resulting from operations	135,183,385	(191,323,164)
Dividends and Distributions to Shareholders:
Net investment income and net realized gains:
Investor Class	(16,402,921)	(14,333,176)
Institutional Class	(109,148,280)	(103,260,071)
Z Class	(4,127,186)	—
Decrease in net assets from dividends and distributions	(129,678,387)	(117,593,247)
Capital Share Transactions:
Proceeds from sale of shares	114,509,322	392,440,551
Net asset value of shares issued in reinvestment of dividends and distributions	123,247,762	111,488,847
Redemption fees	25,916	42,703
Cost of shares redeemed	(465,104,053)	(632,510,652)
Net decrease in net assets resulting from capital share transactions	(227,321,053)	(128,538,551)
Net decrease in net assets	(221,816,055)	(437,454,962)
Net assets at beginning of period	1,508,138,424	1,945,593,386
Net assets at end of period	$1,286,322,369	$1,508,138,424

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Financial Highlights
Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Value Fund
	For the Six Months Ended April 30,		Years Ended October 31,
	2019		2018	2017	2016	2015	2014
	(Unaudited)
Investor Class:
Net asset value, beginning of period	$43.74		$55.94	$51.12	$54.22	$59.54	$57.73
Income/(loss) from investment operations:
Net investment income/(loss)@	(0.08)		0.65 ±	(0.01)	0.41 ‡	0.29	1.39 **
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	2.06		(5.33)	8.83	0.38	(2.46)	2.22
Total from investment operations	1.98		(4.68)	8.82	0.79	(2.17)	3.61
Less dividends and distributions to shareholders:
Dividends from net investment income.	(0.04)		(1.45)	(0.30)	(0.61)	(2.09)	(1.80)
Distributions from net realized gain	(1.50)		(6.07)	(3.70)	(3.28)	(1.06)	—
Total dividends and distributions	(1.54)		(7.52)	(4.00)	(3.89)	(3.15)	(1.80)
Net asset value, end of period	$44.18		$43.74	$55.94	$51.12	$54.22	$59.54
Total return[2]	5.07%[3]		(10.06%)	18.05%	1.74%	(3.90%)	6.45%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$10,376		$11,506	$12,680	$14,415	$28,963	$33,936
Ratio of expenses to average net assets Before fee waivers/expense offset arrangement	1.53%[4]		1.45%	1.38%	1.40%	1.34%	1.33%
After fee waivers/expense offset arrangement[5]	1.40	%4,#	1.40%#	1.38%	1.39%	1.34%	1.32%
Ratio of net investment income/(loss) to average net assets	(0.39%)[4]		1.27%±	(0.02%)	0.83%‡	0.52%	2.36%**
Portfolio turnover rate	10%[3]		72%	18%	17%	24%	31%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Financial Highlights (continued)
Selected data (for a share outstanding throughout each period) and ratios are as follows:

1	Includes redemption fees of less than $0.01 per share.
2
Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5
As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.

@	Calculated based on the average number of shares outstanding during the period.
±
Investment income per share reflects special dividends received during the period which amounted to $0.46 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.37%.

‡
Investment income per share reflects a special dividend received during the period which amounted to $0.19 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.43%.

**
Investment income per share reflects special dividends received during the period which amounted to $0.41 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 1.67%.

#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Financial Highlights (continued)
Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Value Fund
	For the Six Months Ended April 30,		Years Ended October 31,
	2019		2018	2017	2016	2015	2014
	(Unaudited)
Institutional Class:
Net asset value, beginning of period	$43.81		$56.05	$51.22	$54.35	$59.69	$57.86
Income/(loss) from investment operations:
Net investment income@	(0.03)		0.75±	0.13	0.57 ‡	0.43	1.53 **
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	2.04		(5.31)	8.85	0.35	(2.46)	2.23
Total from investment operations	2.01		(4.56)	8.98	0.92	(2.03)	3.76
Less dividends and distributions to shareholders:
Dividends from net investment income.	(0.18)		(1.61)	(0.45)	(0.77)	(2.25)	(1.93)
Distributions from net realized gain	(1.50)		(6.07)	(3.70)	(3.28)	(1.06)	—
Total dividends and distributions	(1.68)		(7.68)	(4.15)	(4.05)	(3.31)	(1.93)
Net asset value, end of period	$44.14		$43.81	$56.05	$51.22	$54.35	$59.69
Total return[2]	5.20%[3]		(9.83%)	18.38%	2.00%	(3.64%)	6.70%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$802,735		$906,235	$1,131,488	$1,142,249	$1,656,769	$2,131,554
Ratio of expenses to average net assets Before fee waivers/expense offset arrangement.	1.23%[4]		1.17%	1.13%	1.15%	1.09%	1.08%
After fee waivers/expense offset arrangement[5]	1.15	%4,#	1.15%#	1.13%	1.14%	1.09%	1.07%
Ratio of net investment income/(loss) to average net assets	(0.14%)[4]		1.47%±	0.23%	1.16%‡	0.76%	2.61%**
Portfolio turnover rate	10%[3]		72%	18%	17%	24%	31%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Financial Highlights (continued)
Selected data (for a share outstanding throughout each period) and ratios are as follows:

1	Includes redemption fees of less than $0.01 per share.
2
Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5
As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15%.

@	Calculated based on the average number of shares outstanding during the period.
±
Investment income per share reflects special dividends received during the period which amounted to $0.46 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.57%.

‡
Investment income per share reflects a special dividend received during the period which amounted to $0.19 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.76%.

**
Investment income per share reflects special dividends received during the period which amounted to $0.41 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 1.92%.

#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Financial Highlights (continued)
Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Value Fund
	For the Six Months Ended April 30, 2019		For the Period from March 1, 2018 (commencement of investment operations) through October 31, 2018
	(Unaudited)
Z Class:
Net asset value, beginning of period	$43.84		$53.23
Income/(loss) from investment operations:
Net investment income/(loss)@	(0.01)		0.27	*
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	2.04		(6.20)
Total from investment operations	2.03		(5.93)
Less dividends and distributions to shareholders:
Dividends from net investment income	(0.24)		—
Distributions from net realized gain	(1.50)		(3.46)
Total dividends and distributions	(1.74)		(3.46)
Net asset value, end of period	$44.13		$43.84
Total return[2]	5.24%[3]		(12.00%)[3]
Ratios/Supplemental Data:
Net assets, end of period (in thousands) .	$3,291		$3,160
Ratio of expenses to average net assets Before fee waivers/expense offset arrangement	1.12%[4]		1.09%[4]
After fee waivers/expense offset arrangement[5]	1.05	%4,#	1.05	%4,#
Ratio of net investment income/(loss) to average net assets	(0.05%)[4]		0.78	%4,*
Portfolio turnover rate	10%[3]		72%[3]

1	Includes redemption fees of less than $0.01 per share.
2
Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5
As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.05%.

@	Calculated based on the average number of shares outstanding during the period.
*
Investment income per share reflects a special dividend received during the period which amounted to $0.34 per share. Excluding the special dividend, the ratio of net investment income/(loss) to average net assets would have been (0.22%).

#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Financial Highlights (continued)
Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Small-Cap Value Fund
	For the Six Months Ended April 30,		Years Ended October 31,
	2019		2018	2017	2016	2015	2014
	(Unaudited)
Investor Class:
Net asset value, beginning of period	$20.04		$23.30	$20.77	$22.28	$28.18	$28.10
Income/(loss) from investment operations:
Net investment income/(loss)@	(0.07)		(0.12)	(0.18)	0.08 ‡	(0.10)	(0.11)
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	0.74		(0.31)	4.63	1.17	(0.19)	1.96
Total from investment operations	0.67		(0.43)	4.45	1.25	(0.29)	1.85
Less dividends and distributions to shareholders:
Dividends from net investment income.	—		—	(0.06)	—	—	—
Distributions from net realized gain	(2.05)		(2.83)	(1.86)	(2.76)	(5.61)	(1.77)
Total dividends and distributions	(2.05)		(2.83)	(1.92)	(2.76)	(5.61)	(1.77)
Net asset value, end of period	$18.66		$20.04	$23.30	$20.77	$22.28	$28.18
Total return[2]	5.16%[3]		(2.23%)	22.22%	6.71%	(1.49%)	6.85%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$3,650		$3,684	$4,955	$5,145	$9,379	$9,898
Ratio of expenses to average net assets Before fee waivers/expense offset arrangement	1.63%[4]		1.53%	1.45%	1.45%	1.39%	1.35%
After fee waivers/expense offset arrangement[5]	1.40	%4,#	1.40%#	1.40%#	1.40%#	1.39%	1.35%
Ratio of net investment income/(loss) to average net assets	(0.73%)[4]		(0.57%)	(0.81%)	0.39%‡	(0.42%)	(0.41%)
Portfolio turnover rate	12%[3]		44%	32%	20%	29%	40%

1	Includes redemption fees of less than $0.01 per share.
2
Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5
As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.

@	Calculated based on the average number of shares outstanding during the period.
‡
Investment income per share reflects special dividends received during the period which amounted to $0.11 per share. Excluding the special dividends, the ratio of net investment income/(loss) to average net assets would have been (0.17%).

#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Financial Highlights (continued)
Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Small-Cap Value Fund
	For the Six Months Ended April 30,		Years Ended October 31
	2019		2018	2017	2016	2015	2014
	(Unaudited)
Institutional Class:
Net asset value, beginning of period	$20.34		$23.55	$20.97	$22.42	$28.27	$28.16
Income/(loss) from investment operations:
Net investment income/(loss)@	(0.04)		(0.07)	(0.12)	0.13 †	(0.04)	(0.05)
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	0.75		(0.31)	4.69	1.18	(0.20)	1.97
Total from investment operations	0.71		(0.38)	4.57	1.31	(0.24)	1.92
Less dividends and distributions to shareholders:
Dividends from net investment income.	—		—	(0.13)	—	—	(0.04)
Distributions from net realized gain	(2.05)		(2.83)	(1.86)	(2.76)	(5.61)	(1.77)
Total dividends and distributions	(2.05)		(2.83)	(1.99)	(2.76)	(5.61)	(1.81)
Net asset value, end of period	$19.00		$20.34	$23.55	$20.97	$22.42	$28.27
Total return[2]	5.29%[3]		(1.96%)	22.59%	6.95%	(1.27%)	7.09%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$215,720		$236,136	$291,169	$292,166	$388,441	$510,053
Ratio of expenses to average net assets Before fee waivers/expense offset arrangement.	1.33%[4]		1.25%	1.20%	1.21%	1.14%	1.10%
After fee waivers/expense offset arrangement[5]	1.15	%4,#	1.15%#	1.15%#	1.15%#	1.14%	1.10%
Ratio of net investment income/(loss) to average net assets	(0.48%)[4]		(0.32%)	(0.56%)	0.65%†	(0.16%)	(0.17%)
Portfolio turnover rate	12%[3]		44%	32%	20%	29%	40%

1	Includes redemption fees of less than $0.01 per share.
2
Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5
As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15%.

@	Calculated based on the average number of shares outstanding during the period.
†
Investment income per share reflects special dividends received during the period which amounted to $0.11 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.09%.

#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Financial Highlights (continued)
Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Small-Cap Value Fund
	For the Six Months Ended April 30, 2019		For the Period from March 1, 2018 (commencement of investment operations) through October 31, 2018
	(Unaudited)
Z Class:
Net asset value, beginning of period	$20.35		$20.56
Income/(loss) from investment operations:
Net investment loss@	(0.03)		(0.03)
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	0.75		(0.18)
Total from investment operations	0.72		(0.21)
Less distributions to shareholders:
Distributions from net realized gain	(2.05)		—
Total distributions	(2.05)		—
Net asset value, end of period	$19.02		$20.35
Total return[2]	5.34%[3]		(1.02%)[3]
Ratios/Supplemental Data:	$439		$450
Net assets, end of period (in thousands)
Ratio of expenses to average net assets Before fee waivers/expense offset arrangement	1.24%[4]		1.20%[4]
After fee waivers/expense offset arrangement[5]	1.05	%4,#	1.05	%4,#
Ratio of net investment loss to average net assets	(0.38%)[4]		(0.21%)[4]
Portfolio turnover rate	12%[3]		44%[3]

1	Includes redemption fees of less than $0.01 per share.
2
Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5
As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.05%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Financial Highlights Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Real Estate Value Fund
	For the Six Months Ended April 30,		Years Ended October 31,
	2019		2018	2017	2016	2015	2014
	(Unaudited)
Investor Class:
Net asset value, beginning of period	$28.66		$34.35	$29.51	$31.14	$31.84	$29.40
Income/(loss) from investment operations:
Net investment income/(loss)@	0.03		0.14	0.18 *	0.08 ‡	(0.04)	0.50 ±
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	2.74		(3.78)	5.10	(0.18)	0.41	2.60
Total from investment operations	2.77		(3.64)	5.28	(0.10)	0.37	3.10
Less dividends and distributions to shareholders:
Dividends from net investment income.	(0.36)		(0.27)	(0.16)	(0.13)	(0.44)	(0.26)
Distributions from net realized gain	(2.28)		(1.78)	(0.28)	(1.40)	(0.63)	(0.40)
Total dividends and distributions	(2.64)		(2.05)	(0.44)	(1.53)	(1.07)	(0.66)
Net asset value, end of period	$28.79		$28.66	$34.35	$29.51	$31.14	$31.84
Total return[2]	10.87%[3]		(11.50%)	18.13%	(0.21%)	1.12%	10.84%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$164,937		$193,069	$255,383	$243,502	$438,506	$367,834
Ratio of expenses to average net assets Before fee waivers, expense reimbursements/expense offset arrangement	1.47%[4]		1.41%	1.36%	1.38%	1.35%	1.34%
After fee waivers, expense reimbursements/expense offset arrangement[5]	1.40	%4,#	1.40%#	1.36%	1.38%	1.35%	1.33%
Ratio of net investment income/(loss) to average net assets	0.19%[4]		0.41%	0.56%*	0.28%‡	(0.11%)	1.63%±
Portfolio turnover rate	6%[3]		27%	7%	20%	17%	14%

1	Includes redemption fees of less than $0.01 per share.
2
Performance figures may reflect fee waivers, expense reimbursements, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower in certain periods if the Adviser had not waived certain fees or reimbursed certain expenses. Conversely, total return would have been higher in certain periods if the Adviser had not recovered previously waived fees or reimbursed expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5
As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.

@	Calculated based on the average number of shares outstanding during the period.
*
Investment income per share reflects a special dividend received during the period which amounted to $0.10 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.25%.

‡
Investment income per share reflects a special dividend received during the period which amounted to $0.09 per share. Excluding the special dividend, the ratio of net investment income /(loss) to average net assets would have been (0.04%).

±
Investment income per share reflects a special dividend received during the period which amounted to $0.06 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.43%.

#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Financial Highlights (continued) Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Real Estate Value Fund
	For the Six Months Ended April 30,		Years Ended October 31,
	2019		2018	2017	2016	2015	2014
	(Unaudited)
Institutional Class:
Net asset value, beginning of period	$28.88		$34.59	$29.73	$31.36	$32.05	$29.56
Income/(loss) from investment operations:
Net investment income@	0.06		0.23	0.26 *	0.16 ‡	0.04	0.56 ±
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	2.76		(3.80)	5.13	(0.18)	0.41	2.63
Total from investment operations	2.82		(3.57)	5.39	(0.02)	0.45	3.19
Less dividends and distributions to shareholders:
Dividends from net investment income.	(0.47)		(0.36)	(0.25)	(0.21)	(0.51)	(0.30)
Distributions from net realized gain	(2.28)		(1.78)	(0.28)	(1.40)	(0.63)	(0.40)
Total dividends and distributions	(2.75)		(2.14)	(0.53)	(1.61)	(1.14)	(0.70)
Net asset value, end of period	$28.95		$28.88	$34.59	$29.73	$31.36	$32.05
Total return[2]	11.02%[3]		(11.25%)	18.41%	0.05%	1.37%	11.11%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,078,507		$1,245,973	$1,690,211	$1,596,887	$3,026,286	$2,866,849
Ratio of expenses to average net assets Before fee waivers/expense offset arrangement.	1.16%[4]		1.12%	1.11%	1.13%	1.10%	1.09%
After fee waivers/expense offset arrangement[5]	1.15	%4,#	1.11%	1.11%	1.13%	1.10%	1.08%
Ratio of net investment income to average net assets	0.44%[4]		0.68%	0.81%*	0.56%‡	0.13%	1.82%±
Portfolio turnover rate	6%[3]		27%	7%	20%	17%	14%

1	Includes redemption fees of less than $0.01 per share.
2
Performance figures may reflect fee waivers, expense reimbursements, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower in certain periods if the Adviser had not waived certain fees or reimbursed certain expenses. Conversely, total return would have been higher in certain periods if the Adviser had not recovered previously waived fees or reimbursed certain expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5
As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15%.

@	Calculated based on the average number of shares outstanding during the period.
*
Investment income per share reflects a special dividend received during the period which amounted to $0.10 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.50%.

‡
Investment income per share reflects a special dividend received during the period which amounted to $0.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.24%.

±
Investment income per share reflects a special dividend received during the period which amounted to $0.06 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.62%.

#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Financial Highlights (continued) Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Real Estate Value Fund
	For the Six Months Ended April 30, 2019	For the Period from March 1, 2018 (commencement of investment operations) through October 31, 2018
	(Unaudited)
Z Class:
Net asset value, beginning of period	$28.90	$33.13
Income/(loss) from investment operations:
Net investment income@	0.08	0.20
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	2.74	(4.43)
Total from investment operations	2.82	(4.23)
Less dividends and distributions to shareholders:
Dividends from net investment income	(0.51)	—
Distributions from net realized gain	(2.28)	—
Total dividends and distributions	(2.79)	—
Net asset value, end of period	$28.93	$28.90
Total return[2]	11.07%[3]	(12.77%)[3]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$42,879	$69,096
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.05%[4]	1.03%[4]
After fee waivers/expense offset arrangement[5]	1.05%[4]	1.03%[4]
Ratio of net investment income to average net assets	0.59%[4]	0.94%[4]
Portfolio turnover rate	6%[3]	27%[3]

1	Includes redemption fees of $0.01 per share.
2
Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5
As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.05%.

@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust
Notes to Financial Statements
April 30, 2019 (Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Trust (the “Trust”) is an open-end, management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of the following diversified (within the meaning of Section 5(b)(2) of the Investment Company Act), separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund (each a “Fund” and, collectively, the “Funds”). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to each of the Funds in the Trust. The Funds seek to achieve their investment objectives by adhering to a strict value discipline when selecting securities and other instruments. Each Fund has a distinct investment mandate.

Third Avenue Value Fund seeks to achieve its long-term capital appreciation objective mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value. Adhering to this strict value discipline, the Fund generally seeks to construct a focused portfolio of high conviction opportunities. The Fund may invest in companies of any market capitalization and across all industries. The Fund may also acquire senior securities, such as convertible securities, preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. The Fund invests in both domestic and foreign securities.

Third Avenue Small-Cap Value Fund seeks to achieve its long-term capital appreciation objective mainly by acquiring equity securities, including common stocks and convertible securities, of well-financed (meaning companies with high quality assets and conservative levels of liabilities) small companies at a discount to what the Adviser believes is their intrinsic value. Adhering to this strict value discipline, the Fund generally seeks to construct a focused portfolio of high conviction opportunities. Under normal circumstances, the Fund expects to invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of companies that are considered small. The Fund considers a “small company” to be one whose market capitalization is between $50 million and the top range of capitalizations of companies in the Russell 2000 Index or the S&P Small Cap 600 Index at the time a new position is established (based on prior quarter-end data of the indexes). The Fund may also acquire senior securities of small companies, such as preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. The Fund invests in both domestic and foreign securities.

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2019 (Unaudited)

Third Avenue Real Estate Value Fund seeks to achieve its long-term capital appreciation objective primarily by investing in equity securities, including common stocks and convertible securities, of well-financed (meaning companies with high quality assets and conservative levels of liabilities) real estate and real estate-related companies, or in companies which own significant real estate assets or derive a significant portion of gross revenues or net profits from real estate-related companies at the time of investment (“real estate companies”). Adhering to this strict value discipline, the Fund generally seeks to construct a focused portfolio of high conviction opportunities. The Fund seeks to acquire these securities at a discount to what the Adviser believes is their intrinsic value. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) will be invested in securities of real estate and real estate-related companies. The Fund may invest in companies of any market capitalization. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield, distressed and mortgage-backed securities that may be in default and may have any or no credit rating) of real estate companies or loans secured by real estate or real estate-related companies that the Adviser believes have above- average yield potential. The Fund invests in both domestic and foreign securities.

Because of the Funds’ disciplined and deliberate investing approach, there may be times when a Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions, and may make it more difficult for a Fund to achieve its investment objective.

Accounting policies:
The policies described below are followed consistently by the Funds in the preparation of their financial statements and are in conformity with accounting principles generally accepted in the United States of America (“U.S.  GAAP”). The Trust  is an investment company  and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 946-Investment Companies, which is part of U.S. GAAP.

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2019 (Unaudited)

Security valuation:
Generally, the Funds’ investments are valued at market value. Securities traded on a principal stock exchange, including The NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sales price, the NASDAQ official closing price, or, in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and ask price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Funds have retained a third party provider that applies a statistical model to provide fair value pricing for foreign equity securities with principal markets that are no longer open when a Fund calculates its net asset value (“NAV”). Debt instruments with maturities greater than 60 days, including floating rate loan securities, are valued on the basis of prices obtained from a pricing service approved by the Board or otherwise pursuant to policies and procedures approved by the Board. Investments in derivative instruments are valued independently by service providers or by broker quotes based on pricing models. Short-term cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Funds. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value determinations (and oversight of third parties used in valuation determinations), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

Securities for which market quotations are not readily available are valued at “fair value,” as determined in good faith by the Committee as authorized by the Board, under policies and procedures approved by the Board. At April 30, 2019, such securities had a total fair value of $1, or less than 0.01% of net assets of Third Avenue Value Fund. Such securities for Third Avenue Real Estate Value Fund were valued at $0. There were no fair value securities for Third Avenue Small-Cap Value Fund. Among the factors that may be considered by the Committee in determining fair value are: prior trades in the security in question, trades in similar securities of the same or other issuers, the type of security, trading in marketable securities of the same issuer, the financial condition of the issuer, comparable multiples of similar issuers, the operating results of the issuer and liquidation value of the issuer. See Fair Value Measurements below for additional detail on fair value measurements for financial reporting purposes. The fair values determined in accordance with these policies and procedures may differ significantly from the amounts which would be realized upon disposition of the securities.

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2019 (Unaudited)

Fair value measurements:
In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

•	Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2019 (Unaudited)

Equity Securities (Common Stocks, Preferred Stocks and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated prices received from independent pricing services or brokers that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Government Obligations—U.S. Government obligations are valued by independent pricing services based on pricing models that evaluate the mean between the closing bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Government issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Government obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds—Corporate bonds are generally comprised of  two  main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services or brokers using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services or brokers based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Term Loans—Term loans are valued by independent pricing services based on the average of evaluated quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. Inputs may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. To the extent that these inputs are observable, the values of term loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2019 (Unaudited)

Options (Purchased and Written)—Options are valued by independent pricing services or by brokers based on pricing models that take into account, among other factors, foreign exchange rate, time until expiration, and volatility of the underlying foreign currency security. To the extent that these inputs are observable, the values of options are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2019 (Unaudited)

The following is a Summary by Level of Inputs used to value the Funds’ investments as of April 30, 2019:

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund
Level 1: Quoted Prices Investments in Securities:
Common Stocks:
Banks & Asset Managers	$28,177,737	$48,173,131	$—
Building Products	25,905,477	—	—
Non-U.S. Real Estate Operating Companies	—	—	61,769,412
Oil & Gas Production & Services	47,875,452	13,707,742	—
Transportation Infrastructure	31,530,994	—	—
U.S. Real Estate Operating Companies	20,217,658	9,284,593	95,463,063
Other**	232,639,304	145,284,992	536,008,607
Total for Level 1 Securities	386,346,622	216,450,458	693,241,082

Level 2: Other Significant Observable Inputs Investments in Securities:
Common Stocks:
Automotive	63,714,774	—	—
Banks & Asset Managers	31,059,884	—	—
Building Products	40,167,156	—	—
Diversified Holding Companies	83,832,888	—	—
Engineering & Construction	38,410,300	—	—
Non-U.S. Homebuilder	—	—	48,845,177
Non-U.S. Real Estate Consulting/Management	—	—	15,145,893
Non-U.S. Real Estate Investment Trusts	—	—	115,639,513
Non-U.S. Real Estate Operating Companies	35,001,835	—	359,851,220
Oil& Gas Production & Services	40,354,518	—	—
Transportation Infrastructure	20,513,858	—	—
Corporate Bonds
Non-U.S. Real Estate Investment Trusts	—	—	1,989,255
U.S. Homebuilder	—	—	3,276,000
Purchased Options	—	—	294
Total for Level 2 Securities	353,055,213	—	544,747,352

Level 3: Significant Unobservable Inputs Investments in Securities:
Common Stocks:
U.S. Real Estate Operating Companies	—	—	—	*
Preferred Stocks:
Consumer Products	1	—	—

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2019 (Unaudited)

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund
Term Loans
Non-U.S. Real Estate Operating Companies	$—	$—	$—	*
Total for Level 3 Securities	1	—	—
Total Value of Investments	$739,401,836	$216,450,458	$1,237,988,434

*	Investment fair valued at $0.
**	Please refer to the Portfolios of Investments for industry specifics of the portfolio holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Third Avenue Value Fund
Preferred Stocks
Balance as of 10/31/18 (fair value)
Consumer Products	$1
Net change in unrealized gain/(loss)
Consumer Products	—
Balance as of 4/30/19 (fair value)
Consumer Products	1
Total	$1
Net change in unrealized gain/(loss) related to securities still held as of April 30, 2019:	$—

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2019 (Unaudited)

Third Avenue Real Estate Value Fund

	Common Stocks		Term Loans		Total
Balance as of 10/31/18 (fair value)
Non-U.S. Real Estate Operating Companies	$—		$—	*	$—
U.S. Real Estate Operating Companies	—	*	—		—
Payment-in-kind
Non-U.S. Real Estate Operating Companies	—		—	**	—
Net change in unrealized gain/(loss)
Non-U.S. Real Estate Operating Companies	—		—		—
U.S. Real Estate Operating Companies	—		—		—
Balance as of 4/30/19 (fair value)
Non-U.S. Real Estate Operating Companies	—		—	*	—
U.S. Real Estate Operating Companies	—	*	—		—
Total	$—		$—		$—
Net change in unrealized gan/(loss) related to securities still held as of April 30, 2019:	$—		$—		$—

* Investment fair valued at $0.
** Acquisition cost is $0.

Quantitative Information about Level 3 Fair Value Measurements
(amounts in thousands)

Third Avenue Value Fund	Fair Value at 4/30/19
Other (a)	$—	*

Third Avenue Real Estate Value Fund	Fair Value at 4/30/19
Other (a)	$	-^

(a)	Includes investments less than 0.50% of net assets of the Fund.
*	Amount less than $1,000.
^	Investments fair valued at $0.

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2019 (Unaudited)

There are significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Security transactions and investment income:

Security transactions for financial statement purposes are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Funds become aware of the dividends. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. These amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Foreign currency translation and foreign investments:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•	Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

•	Investment transactions and investment income: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Funds are presented at market values using the foreign exchange rates at the close of the period. The Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the investments held.

Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of investments sold during the period. Accordingly, realized and unrealized foreign currency gains/(losses) are included in the reported net realized gain/(loss) and unrealized appreciation/(depreciation) on investments transactions and balances.

Third Avenue Trust
Notes to Financial Statements (continued) April 30, 2019 (Unaudited)

Net realized gains/(losses) on foreign currency transactions represent net foreign exchange gains/(losses) from disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S.  dollar equivalent  amounts actually  received or  paid. Net  unrealized  currency gains/(losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/(depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains/(losses) for the period is reflected on the Statement of Operations.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income.

Payment-in-kind securities (“PIKs”):
The Funds may invest in PIKs. PIKs may make a payment at each payment date in either cash or additional securities. Those additional securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original securities. The daily market quotations of the original securities may include the accrued income (referred to as a “dirty” price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to dividends and interest receivable on the Statement of Assets and Liabilities.

For the six months ended April 30, 2019, Third Avenue Real Estate Value Fund received additional debt securities with a principal amount of Euro 374 and cost of $0 with respect to PIK securities. Third Avenue Value Fund and Third Avenue Small-Cap Value Fund did not receive any in-kind payments with respect to PIK securities for the six months ended April 30, 2019.

Term loans:
The Funds typically invest in loans which are structured and administered by a third party entity (the “Agent”) that acts on behalf of a group of lenders that make or hold interests in the loan. These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate (LIBOR), or the prime rate offered by one or more major United States banks, or the certificate of deposit rate.

These securities are ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of term loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on April 30, 2019.

Third Avenue Trust
Notes to Financial Statements (continued) April 30, 2019 (Unaudited)

Forward foreign currency contracts:
The Funds may be exposed to foreign currency risks associated with portfolio investments and therefore may use forward foreign currency contracts to hedge or manage these exposures. The Funds also may buy forward foreign currency contracts to gain exposure to currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/(depreciation) on forward foreign currency contracts. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

As of April 30, 2019, the Funds did not hold any forward foreign currency contracts.

Option contracts:
The Funds may purchase and sell (“write”) put and call options on various instruments including investments, indices, and foreign currencies to manage and hedge exchange rate risks within their portfolios and also to gain long or short exposure to the underlying instruments.

An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of the underlying instruments acquired through the exercise of a call option is increased by the premiums paid. The proceeds from the underlying instruments sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in over-the-counter option contracts require the Funds to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Funds, on expiration date, as realized losses on purchased options.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds, on the expiration date, as realized gains on written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Funds. In purchasing and writing options, the Funds bear the market risk of an unfavorable change in the price of the underlying security or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing a security or currency at a price different from the current market value. The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. When purchasing over-the-counter options, the Funds bear the risk of economic loss from counterparty default, equal to the market value of the option.

Third Avenue Trust
Notes to Financial Statements (continued) April 30, 2019 (Unaudited)

During the six months ended April 30, 2019, Third Avenue Real Estate Value Fund used purchased call options on foreign currency for hedging purposes.

Summary of derivatives information:
The following table presents the value of derivatives held as of April 30, 2019, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities:

Third Avenue Real Estate Value Fund

Derivative Contract	Statement of Assets and Liabilities Location	Options
Assets:
Foreign currency contracts	Purchased options at value	$294

The following table presents the effect of derivatives on the Statement of Operations during the six months ended April 30, 2019, by primary risk exposure:

Third Avenue Real Estate Value Fund

Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Derivative Contract	Purchased Options
Foreign currency contracts	$(69,088)(a)

(a) Included in “Net change in unrealized depreciation on purchased options”.

Third Avenue Trust
Notes to Financial Statements (continued) April 30, 2019 (Unaudited)

Derivatives volume:
The table below discloses the volume of the Funds’ options activities during the six months ended April 30, 2019 (amounts denominated in U.S. Dollars unless otherwise noted, except number of contracts). Please refer to the tables in the Summary of derivatives information for derivative-related gains and losses associated with volume activity (measured at each month-end).

Third Avenue Real Estate Value Fund
Foreign Currency Options:
Average Notional- Purchased Options	$300,000,000
Ending Notional Balance- Purchased Options	$300,000,000

Floating rate obligations:
The Funds may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with an underlying index or price. These securities may be backed by corporate issuers. The indices and prices upon which such securities can be based include interest rates and currency rates. Floating rate securities pay interest according to a coupon which is reset periodically.

Dividends and distributions to shareholders:
The amount of dividends and distributions paid to shareholders from net investment income and net realized capital gains on disposition of securities, respectively, is determined in accordance with U.S. federal income tax law and regulations which may differ from U.S. GAAP. Such dividends and distributions are recorded on the ex-dividend date. The majority of dividends and capital gains distributions from a Fund may be automatically reinvested into additional shares of that Fund, based upon the discretion of the Fund’s shareholders.

Income tax information:
The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and each Fund intends to distribute all of its taxable net investment income and net realized capital gains, if any, to its shareholders. Therefore, no provision for U.S. federal income taxes is included on the accompanying financial statements.

Income, including capital gains, from investments in foreign securities received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries.

Third Avenue Trust
Notes to Financial Statements (continued) April 30, 2019 (Unaudited)

Management has analyzed the tax positions taken on the Funds’ U.S. federal income tax returns for all open tax years (generally the current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds’ financial statements. This conclusion may be subject to future review and adjustment at a later date based upon factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof. The Funds are subject to possible examination by the relevant taxing authorities for tax years for which the applicable statutes of limitations have not expired.

Expense allocation:
Expenses attributable to a specific Fund are charged to that Fund. Expenses attributable to the Trust are generally allocated using the ratio of each series’ average net assets relative to the total average net assets of the Trust. Certain expenses are shared with the Third Avenue Variable Series Trust, an affiliated fund. Such costs are allocated using the ratio of the series’ average net assets relative to the total average net assets of each series of the Trust and Third Avenue Variable Series Trust.

Share class accounting:
Investment income, common expenses and realized/unrealized gains/(losses) are allocated to the three classes of shares of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Trustees’ and officers’ fees:
The Trust does not pay any fees to its officers for their services as such, except for the Chief Compliance Officer and the compliance personnel who report directly to the Chief Compliance Officer, to whom the Trust paid $182,067 for the six months ended April 30, 2019. The Trust does pay, together with Third Avenue Variable Series Trust, Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940) of the Trust (“Independent Trustee”) a fee of $5,000 for each meeting of the Board that each Independent Trustee attends, in addition to reimbursing all Independent Trustees for travel and incidental expenses incurred by them in connection with their attendance at meetings. If a special meeting is required, Independent Trustees will each receive $2,500. Prior to January 1, 2019, the Trust, together with Third Avenue Variable Series Trust, also paid each Independent Trustee an annual retainer of $55,000 (the Chairman receives an additional retainer of $20,000). Effective January 1, 2019, the retainer was reduced to $45,000. The Trustees on the Audit Committee each receive $2,000 for each Audit Committee meeting, and the Audit Committee Chairman receives an annual retainer of $6,000.

2.	INVESTMENTS

Purchases and sales/conversions:

Third Avenue Trust
Notes to Financial Statements (continued) April 30, 2019 (Unaudited)

The aggregate cost of purchases and aggregate proceeds from sales and conversions of investments, excluding short-term investments, from unaffiliated and affiliated issuers (an affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person) for the six months ended April 30, 2019 were as follows:

	Purchases	Sales
Third Avenue Value Fund
Affiliated	$5,727,802	$1,729,262
Unaffiliated	73,420,040	256,850,350
Third Avenue Small-Cap Value Fund
Unaffiliated	26,284,648	58,712,015
Third Avenue Real Estate Value Fund
Unaffiliated	73,292,823	388,634,894

Unrealized appreciation/(depreciation):
The following information is based upon the book basis of investment securities as of April 30, 2019:

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund
Gross Unrealized Appreciation	$93,182,326	$59,186,418	$398,608,709
Gross Unrealized Depreciation	(75,720,465)	(8,277,110)	(84,974,078)
Net Unrealized Appreciation (Depreciation)	$17,461,861	$50,909,308	$313,634,631
Book Cost	$721,939,975	$165,541,150	$924,353,509

3.	INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENTS AND EXPENSE OFFSET ARRANGEMENT

Each Fund has an Investment Advisory Agreement with the Adviser for investment advice and certain management functions. The terms of the Investment Advisory Agreements provide the annual advisory fees based on the total average daily net assets for the Funds which are indicated as below. These fees are calculated daily and paid monthly.

Fund	Annual Management Fee
Third Avenue Value Fund	0.90%
Third Avenue Small-Cap Value Fund	0.90%
Third Avenue Real Estate Value Fund	0.90%

Third Avenue Trust
Notes to Financial Statements (continued) April 30, 2019 (Unaudited)

Additionally, the Adviser pays certain expenses on behalf of the Funds, which are partially reimbursed by the Funds, including service fees due to third parties, the compensation expense for the Funds’ Chief Compliance Officer and compliance personnel who report directly to the Chief Compliance Officer and other miscellaneous expenses.

The following were amounts payable to the Adviser at April 30, 2019:

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund
Advisory Fees	$586,445	$134,434	$999,152
Administration fees	5,833	5,833	5,833
Reimbursement for custodian fees	5,588	404	10,449
Reimbursement for officers’ fees	4,199	1,109	6,704
Reimbursement for shareholder servicing fees	78,419	24,248	151,536
Total	$680,484	$166,028	$1,173,674

Until March 1, 2020 (subject to renewal), whenever each Fund’s normal operating expenses, including the investment advisory fee and most other operating expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items, exceeds the expense limitation based on each Fund’s average daily net assets, the Adviser has agreed to waive a portion of its advisory fees and/or reimburse each Fund in an amount equal to that excess. The expense limitations for each Fund are disclosed in its corresponding Financial Highlights. Below are the corresponding contingent liabilities to the Adviser in effect as of April 30, 2019:

	Fees Waived/Expense Reimbursed through Fiscal Periods ending
	October 31, 2016	October 31, 2017	October 31, 2018	October 31, 2019
	Subject to Repayment until October 31,
Fund	2019	2020	2021	2022
Third Avenue Value Fund	$—	$—	$208,952	$302,944
Third Avenue Small-Cap Value Fund	171,158	151,026	267,788	199,540
Third Avenue Real Estate Value Fund	—	—	25,228	94,170

The waived fees and reimbursed expenses may be paid to the Adviser during the following thirty-six month period after the applicable month in which a fee is waived or expense reimbursed by the Adviser, to the extent that the payment of such fees and expenses would not cause a Fund to exceed the expense limitations.

Third Avenue Trust
Notes to Financial Statements (continued) April 30, 2019 (Unaudited)

The Trust has entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, is responsible for providing various administrative services to the Trust. The Adviser has in turn entered into a Sub-Administration Agreement with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”) pursuant to which BNY Mellon provides certain of these administrative services on behalf of the Adviser. Each Fund pays an annual fee of $70,000 to the Adviser. The Adviser pays BNY Mellon an annual sub-administration fee for sub-administration services provided to the Trust equal to $160,200.

Both the Trust and the Adviser have entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and have agreed to compensate the intermediaries for providing those services. Certain of those services would be provided by the Funds if the shares of each customer were registered directly with the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse a portion of the intermediary fees paid by the Adviser pursuant to provisions adopted by the Board. Each Fund pays a portion of the intermediary fees attributable to shares of the Fund not exceeding the estimated expense the Fund would have paid its transfer agent had each customer’s shares been registered directly with the transfer agent instead of held through the intermediary accounts. The Adviser pays the remainder of the fees. The fees incurred by the Funds are reflected as shareholder servicing fees in the Statement of Operations. For the six months ended April 30, 2019, such fees amounted to $433,098 for Third Avenue Value Fund, $103,774 for Third Avenue Small-Cap Value Fund and $742,192 for Third Avenue Real Estate Value Fund.

The Funds have an expense offset arrangement in connection with their custodian contract. Credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. The following amounts are the reduction of expenses due to this arrangement for the six months ended April 30, 2019. These amounts are reflected as “Expenses reduced by custodian fee expense offset arrangement” in the Statement of Operations.

Fund	Custody Credit
Third Avenue Value Fund	$13,534
Third Avenue Small-Cap Value Fund	1,063
Third Avenue Real Estate Value Fund	10,346

4.	RELATED PARTY TRANSACTIONS

Investment in affiliates:

A summary of the Funds’ transactions in securities of affiliated issuers for the six months ended April 30, 2019 is set forth below:

Third Avenue Value Fund
Name of Issuer:	Shares/ Principal Amount Held at Oct. 31, 2018	Gross Purchases and Additions	Gross Sales and Reductions	Shares/ Principal Amount Held at Apr. 30, 2019	Value at Apr. 30, 2019	Investment Income	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)
Home Products International, Inc., 2nd Lien, 6.000%, due 12/20/22 *	—	—	—	—	$—	$340,859	$—	$—
Home Products International, Inc., Series A, Convertible Preferred Stock, 8.000%	12,839,145	—	—	12,839,145	1	—	—	—
Interfor Corp.	4,187,375	259,117	125,000	4,321,492	53,869,460	—	(670,355)	7,115,012
Tidewater, Inc. **	1,497,179	138,760	—	1,635,939	36,808,627	—	—	(545,310)
Total Affiliates					$90,678,088	$340,859	$(670,355)	$6,569,702

*	As of October 31, 2018, no longer an affiliate.
**	As of April 30, 2019, no longer an affiliate.

Third Avenue Real Estate Value Fund
Name of Issuer:	Shares Held at Oct. 31, 2018	Gross Purchases and Additions	Gross Sales and Reductions	Shares Held at Apr. 30, 2019	Value at Apr. 30, 2019	Investment Income	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)
Five Point Holdings, LLC, Class A	7,285,223	—	—	7,285,223	$61,997,248	$—	$—	$6,629,553
Trinity Place Holdings, Inc.	4,556,285	—	—	4,556,285	17,860,637	—	—	(6,469,925)
Trinity Place Holdings, Inc. Special Stock	1	—	—	1	—*	—	—	—
Total Affiliates					$79,857,885	$—	$—	$159,628

*	Investment fair valued at $0.

Third Avenue Trust
Notes to Financial Statements (continued) April 30, 2019 (Unaudited)

5.	DISTRIBUTION EXPENSES

The Board has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act. The Plan provides that, as compensation for distribution and related services provided to Third Avenue Value Fund Investor Class, Third Avenue Small-Cap Value Fund Investor Class and Third Avenue Real Estate Value Fund Investor Class, each Fund’s Investor Class accrues a fee calculated at the annual rate of 0.25% of average daily net assets of the class. Such fees may be paid to institutions that provide distribution services. The amount of fees paid during any period may be more or less than the cost of distribution and other services provided. Financial Industry Regulatory Authority rules impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.

For the six months ended April 30, 2019, fees paid pursuant to the Plan were as follows:

Fund	Fees
Third Avenue Value Fund	$12,822
Third Avenue Small-Cap Value Fund	4,293
Third Avenue Real Estate Value Fund	219,388

Third Avenue Trust
Notes to Financial Statements (continued) April 30, 2019 (Unaudited)

6.	CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares of each class of beneficial interest with $0.001 par value.

Transactions in capital stock of each class were as follows:

Third Avenue Value Fund

	For the Six Months Ended April 30, 2019		For the Year Ended October 31, 2018
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	27,892	$1,167,369	17,476	$902,903
Shares issued upon reinvestment of dividends and distributions	9,498	362,538	30,154	1,563,378
Shares redeemed*	(65,568)	(2,739,493)	(116,501)	(5,935,016)
Shares issued in connection with fund reorganization (Note 10)	—	—	105,229	5,334,048
Net increase/(decrease)	(28,178)	$(1,209,586)	36,358	$1,865,313

	For the Six Months Ended April 30, 2019		For the Year Ended October 31, 2018
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	87,134	$3,600,959	274,287	$14,236,175
Shares issued upon reinvestment of dividends and distributions	833,790	31,767,498	2,836,860	147,074,509
Shares redeemed*	(3,419,043)	(141,757,244)	(4,984,123)	(255,353,891)
Shares issued in connection with fund reorganization (Note 10)	—	—	2,370,251	120,140,674
Net increase/(decrease)	(2,498,119)	$(106,388,787)	497,275	$26,097,467

Third Avenue Trust
Notes to Financial Statements (continued) April 30, 2019 (Unaudited)

	For the Six Months Ended April 30, 2019		For the Period from March 1, 2018 (commencement of investment operations) through October 31, 2018
	Z Class		Z Class
	Shares	Amount	Shares	Amount
Shares sold	1,695	$72,829	281,881	$14,328,723
Shares issued upon reinvestment of dividends and distributions	3,238	123,354	3	162
Shares redeemed*	(2,442)	(103,795)	(209,811)	(10,484,863)
Net increase	2,491	$92,388	72,073	$3,844,022

Third Avenue Small-Cap Value Fund

	For the Six Months Ended April 30, 2019		For the Year Ended October 31, 2018
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	17,815	$318,887	29,476	$634,533
Shares issued upon reinvestment of dividends and distributions	22,645	358,700	25,510	527,803
Shares redeemed*	(28,744)	(515,872)	(83,803)	(1,828,095)
Net increase/(decrease)	11,716	$161,715	(28,817)	$(665,759)

	For the Six Months Ended April 30, 2019		For the Year Ended October 31, 2018
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	101,858	$1,855,735	237,582	$5,172,437
Shares issued upon reinvestment of dividends and distributions	1,393,200	22,444,458	1,587,820	33,264,836
Shares redeemed*	(1,753,802)	(30,961,143)	(2,579,588)	(56,293,963)
Net decrease	(258,744)	$(6,660,950)	(754,186)	$(17,856,690)

Third Avenue Value Fund
Notes to Financial Statements (continued) April 30, 2019 (Unaudited)

	For the Six Months Ended April 30, 2019		For the Period from March 1, 2018 (commencement of investment operations) through October 31, 2018
	Z Class		Z Class
	Shares	Amount	Shares	Amount
Shares sold	3,084	$56,003	22,135	$493,438
Shares issued upon reinvestment of dividends and distributions	2,821	45,478	—	—
Shares redeemed*	(4,934)	(82,481)	—	—
Net increase	971	$19,000	22,135	$493,438

Third Avenue Real Estate Value Fund

	For the Six Months Ended April 30, 2019		For the Year Ended October 31, 2018
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	630,594	$17,406,356	1,606,389	$53,583,822
Shares issued upon reinvestment of dividends and distributions	646,550	16,331,849	422,981	14,271,368
Shares redeemed*	(2,285,070)	(63,136,060)	(2,728,567)	(90,946,621)
Net decrease	(1,007,926)	$(29,397,855)	(699,197)	$(23,091,431)

	For the Six Months Ended April 30, 2019		For the Year Ended October 31, 2018
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	3,326,599	$91,697,708	7,514,679	$253,258,031
Shares issued upon reinvestment of dividends and distributions	4,087,882	103,709,558	2,866,081	97,217,479
Shares redeemed*	(13,300,064)	(365,600,982)	(16,108,522)	(535,891,638)
Net decrease	(5,885,583)	$(170,193,716)	(5,727,762)	$(185,416,128)

Third Avenue Value Fund
Notes to Financial Statements (continued) April 30, 2019 (Unaudited)

	For the Six Months Ended April 30, 2019		For the Period from March 1, 2018 (commencement of investment operations) through October 31, 2018
	Z Class		Z Class
	Shares	Amount	Shares	Amount
Shares sold	207,448	$5,405,258	2,572,162	$85,598,698
Shares issued upon reinvestment of dividends and distributions	126,483	3,206,355	—	—
Shares redeemed*	(1,243,153)	(36,341,095)	(181,006)	(5,629,690)
Net increase/(decrease)	(909,222)	$(27,729,482)	2,391,156	$79,969,008

*	Redemption fees are netted with redemption amounts.

Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund each charge a redemption fee of 1% for shares redeemed or exchanged for shares of another series of the Trust within 60 days of the purchase date.

7.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

8.	RISKS RELATING TO CERTAIN INVESTMENTS

Foreign securities and emerging markets risk:

Foreign securities from a particular country or region may be subject to currency fluctuations and controls, or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction from those of U.S. securities. From time to time, foreign capital markets may exhibit more volatility than those in the U.S., and the securities markets of emerging market countries can be extremely volatile. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries, and, as a result, the securities markets of emerging market countries can be more volatile than more developed markets may be.

Third Avenue Trust
Notes to Financial Statements (continued) April 30, 2019 (Unaudited)

High-yield and distressed risk:
The Funds’ investments in high-yield debt securities (commonly known as “junk bonds”) and distressed securities may expose the Funds to greater risks than if the Funds only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. The prices of high yield securities can fall in response to negative news about the issuer or its industry, or the economy in general to a greater extent than those of higher rated securities. Issuers of high-yield securities are not as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments. These issuers are more vulnerable to financial setbacks and recession than are more creditworthy issuers, which may impair their ability to make interest and principal payments. The Funds may also invest in distressed securities, which the Adviser considers to be issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy. The Funds’ investments in distressed securities typically may involve the purchase of high-yield bonds, bank debt or other indebtedness of such companies.

Debt securities risk:
The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are at or near historic lows in the United States and in other countries. During periods of reduced market liquidity, a Fund may not be able to readily sell debt securities at prices at or near their perceived value. If a Fund needed to sell large blocks of debt securities to meet shareholder redemption requests or to raise cash, those sales could further reduce the prices of such securities.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt securities and, accordingly, will cause the value of a Fund’s investments in these securities to decline. When interest rates fall, the values of already-issued securities generally rise, although investments in new securities may be at lower yields. The prices of high-yield debt securities, unlike investment grade securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates.

Third Avenue Trust
Notes to Financial Statements (continued) April 30, 2019 (Unaudited)

The rates on floating debt instruments adjust periodically with changes in market interest rates. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Economic and other developments can adversely affect debt securities markets.

Market risk:
Prices of securities have historically fluctuated. The market value of a security may decline due to general market conditions that are not related to the particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect the particular company, such as management performance, financial leverage, and reduced demand for the company’s products or services, or factors that affect the company’s industry, such as labor shortages or increased production costs and competitive conditions within an industry. The value of the Funds will similarly fluctuate and you could lose money.

Liquidity risk:
Liquidity risk exists when particular investments are difficult to sell. The Funds may not be able to sell these investments at the best prices or at the value the Funds place on them. In such a market, the value of such investments and a Fund’s share price may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high-yield debt securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities tend to have greater exposure to liquidity risk than U.S. securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Investments in private debt instruments, restricted securities, and securities having substantial market and/or credit risk may involve greater liquidity risk. An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of a Fund’s shares, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions.

Counterparty risk:
The Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Adviser seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Third Avenue Trust
Notes to Financial Statements (continued) April 30, 2019 (Unaudited)

At April 30, 2019, the Funds had counterparty concentration of credit risk primarily with JPMorgan Chase Bank, N.A.

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivatives and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Funds.

The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

The counterparty risk associated with certain contracts may be reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Funds’ overall exposure to counterparty risk with respect to transactions subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Collateral requirements:
For derivatives traded under an ISDA Master Agreement and/or Master Forward Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Third Avenue Trust
Notes to Financial Statements (continued) April 30, 2019 (Unaudited)

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Portfolio of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Third Avenue Real Estate Value Fund
At April 30, 2019, the Fund’s derivative assets and liabilities (by type) on a gross basis are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Options	$294	$—
Total derivative assets and liabilities in the Statement of Assets and Liabilities	294	—
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—
Total derivative assets and liabilities subject to a MNA	$294	$—

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of April 30, 2019:

Counterparty	Amount of Assets Subject to a MNA by Counterparty	Derivatives Available for Offset(1)	Non-cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount of Derivative Assets(3)
JP Morgan Chase Bank N.A.	$294	$—	$—	$—	$294

1	The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.
2	Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.
3	Net amount represents the net amount receivable from the counterparty in the event of default.

Third Avenue Trust
Notes to Financial Statements (continued) April 30, 2019 (Unaudited)

Loans and other direct debt instruments:
The Funds may invest in loans and other direct debt instruments issued by corporate borrowers. These loans represent amounts owed to lenders or lending syndicates (loans and loan participations) or to other parties. Direct debt instruments may involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The markets in loans are not regulated by federal securities laws or the SEC.

Cash concentration risk:
The Funds’ cash balances are held at a major regional U.S. bank, JPMorgan Chase Bank, N.A. The Funds’ cash balances, which typically exceed Federal Deposit Insurance Corporation insurance coverage, subject the Funds to a concentration of credit risk. The Funds regularly monitor the credit ratings of this financial institution in order to mitigate the credit risk that exists with the balances in excess of insured amounts.

Off-balance sheet risk:
The Funds enter into derivatives which may represent off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular investment is greater than the value of such investment as reflected in the Statement of Assets and Liabilities.

Focused investing risk:
Although each Fund is a diversified investment company under the Investment Company Act of 1940 (the “Act”), the Fund’s investments will normally be more focused than its peers and may emphasize investments in some issuers, industries, sectors or geographic regions more than others. To the extent that a Fund increases the relative emphasis of its investments in a particular issuer, industry, sector or geographic region, its share values may fluctuate in response to events affecting such issuer, industry, sector or geographic region. The Fund does not lose its status as a diversified investment company because of any subsequent discrepancy between the value of its various investments and the diversification requirements of the Act, so long as any such discrepancy existing immediately after the Fund’s acquisition of any security or other property is neither wholly nor partly the result of such acquisition. Therefore, the Fund from time to time may have an investment portfolio that is considered “non-diversified” by the Act despite its classification as a diversified investment company.

Third Avenue Trust
Notes to Financial Statements (continued) April 30, 2019 (Unaudited)

9.	FEDERAL INCOME TAXES

The amount of dividends and distributions paid by the Funds from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax law and regulations which may differ from U.S. GAAP. Such dividends and distributions are recorded by the Funds on the ex-dividend date. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on the net assets of the Funds. Capital accounts are not adjusted for temporary differences. Permanent differences are primarily due to reclassification of certain transactions involving foreign securities and currencies, investments in passive foreign investment companies, real estate investment trusts (“REITs”), the difference in the treatment of amortization of discount on certain debt instruments, distribution reclassifications and other book to tax adjustments.

The book and tax unrealized appreciation/(depreciation) calculation differs. The difference is primarily attributable to deferred losses on wash sales, mark-to-market treatment of investments in certain passive foreign investment companies, investments in REITs and partnerships, differences in the treatment of amortization of discount on certain debt instruments, and other timing differences. Other cost basis adjustments are primarily attributable to unrealized appreciation/(depreciation) on certain derivatives and items related to other miscellaneous investments.

10.	BUSINESS COMBINATIONS

On March 9, 2018, shareholders of Third Avenue International Value Fund (the “Target Fund”) approved the Plan of Reorganization of the Target Fund into Third Avenue Value Fund (the “Acquiring Fund”). The purpose of the transaction was to combine two portfolios with similar investment objectives and strategies.

The reorganization was effective after the close of business on March 16, 2018 (the “Effective Time”). The Acquiring Fund acquired all of the assets and assumed all of the liabilities of the Target Fund. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. Pursuant to the Agreement and Plan of Reorganization, Investor Class and Institutional Class shareholders of the Target Fund received a number of shares of the corresponding class in the Acquiring Fund, with a value equal to their holdings in the Target Fund as of the Effective Time. The investment portfolio of the Target Fund, with a fair value of approximately $119,272,103 and identified cost of approximately $109,459,033 as of the Effective Time, was the principal asset acquired by the Acquiring Fund. For financial statement purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund were carried over to the Acquiring Fund. As of the Effective Time, the Target Fund had a net long term capital loss carryforward of $21,072,221. The Acquiring Fund will succeed to this carryforward amount. Although there is no expiration date on the use of the carryforward, the Acquiring Fund will be subject to certain annual limitations on its use.

Third Avenue Trust
Notes to Financial Statements (continued) April 30, 2019 (Unaudited)

The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation (Depreciation) immediately before and after the reorganization:

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)

Target Fund				$9,813,070
Investor Class	267,743	$5,334,048	$19.92
Institutional Class	6,064,342	120,140,674	19.81

Acquiring Fund				215,620,235
Investor Class	225,500	11,430,625	50.69
Institutional Class	21,214,441	1,075,294,105	50.69
Z Class	50	2,544	50.69

Post Reorganization				225,433,305
Investor Class	330,729	16,764,673	50.69
Institutional Class	23,584,692	1,195,434,779	50.69
Z Class	50	2,544	50.69

Expenses related to the reorganization were incurred by the Adviser, with the exception of transaction expenses which include, but are not limited to, trade commissions, related fees and taxes, and any foreign exchange spread costs, where applicable, related to the purchase and sale of securities associated with the reorganization.

Assuming the reorganization had been completed on November 1, 2017, the beginning of the annual reporting period, the pro forma results of operations for the year ended October 31, 2018 are as follows:

Net investment income (loss)	$17,506,459
Net realized/unrealized gains (losses)	(113,392,379)
Change in net assets resulting from operations	$(95,885,920)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included on the Statement of Operations since March 16, 2018.

Third Avenue Trust
Schedule of Shareholder Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, shareholder servicing fees, distribution fees (if applicable) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, November 1, 2018 and held for the six month period ended April 30, 2019.

Actual Expenses
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The example also assumes all dividends and distributions have been reinvested.

Third Avenue Trust
Schedule of Shareholder Expenses (continued) (Unaudited)

	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During the Period November 1, 2018 to April 30, 2019*	Annualized Expense Ratio

Third Avenue Value Fund
Investor Class
Actual	$1,000	$1,050.70	$7.12	1.40%
Hypothetical	$1,000	$1,017.85	$7.00	1.40%
Institutional Class
Actual	$1,000	$1,052.00	$5.85	1.15%
Hypothetical	$1,000	$1,019.09	$5.76	1.15%
Z Class
Actual	$1,000	$1,052.40	$5.34	1.05%
Hypothetical	$1,000	$1,019.59	$5.26	1.05%
Third Avenue Small-Cap Value Fund
Investor Class
Actual	$1,000	$1,051.60	$7.12	1.40%
Hypothetical	$1,000	$1,017.85	$7.00	1.40%
Institutional Class
Actual	$1,000	$1,052.90	$5.85	1.15%
Hypothetical	$1,000	$1,019.09	$5.76	1.15%
Z Class
Actual	$1,000	$1,053.40	$5.35	1.05%
Hypothetical	$1,000	$1,019.59	$5.26	1.05%
Third Avenue Real Estate Value Fund
Investor Class
Actual	$1,000	$1,108.70	$7.32	1.40%
Hypothetical	$1,000	$1,017.85	$7.00	1.40%
Institutional Class
Actual	$1,000	$1,110.20	$6.02	1.15%
Hypothetical	$1,000	$1,019.09	$5.76	1.15%
Z Class
Actual	$1,000	$1,110.70	$5.50	1.05%
Hypothetical	$1,000	$1,019.59	$5.26	1.05%

*
Expenses (net of fee waivers, expense reimbursements and expense offset arrangement) are equal to the Class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365.

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BOARD OF TRUSTEES
William E. Chapman, II
Lucinda Franks
Edward J. Kaier
Eric Rakowski
Patrick Reinkemeyer
Charles C. Walden — Chairman

OFFICERS
W. James Hall III — President, General Counsel, Secretary
Michael A. Buono — Chief Financial Officer, Treasurer
Joseph J. Reardon — Chief Compliance Officer

TRANSFER AGENT
BNY Mellon Investment Servicing (U.S.) Inc.
P.O. Box 9802
Providence, RI 02940-8002
610-239-4600
800-443-1021 (toll-free)

INVESTMENT ADVISER
Third Avenue Management LLC
622 Third Avenue
New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

CUSTODIAN
JPMorgan Chase Bank, N.A.
383 Madison Avenue
New York, NY 10179

Third Avenue offers multiple investment solutions with unique exposures and return profiles. Our core strategies are currently available through ’40Act mutual funds and customized accounts. If you would like further information, please contact a Relationship Manager at:

www.thirdave.com	622 Third Avenue	212.906.1160
/third-ave-management	New York, NY 10017	clientservice@thirdave.com

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Trust in this Form N-CSR is recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Trust in the report that it files or submits on Form N-CSR is accumulated and communicated to the Trust’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Third Avenue Trust

By:	/s/ W. James Hall
Name:	W. James Hall
Title:	Principal Executive Officer
Date:	June 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. James Hall
Name:	W. James Hall
Title:	Principal Executive Officer
Date:	June 26, 2019

By:	/s/ Michael A. Buono
Name:	Michael A. Buono
Title:	Principal Financial Officer
Date:	June 26, 2019